Interim Condensed Consolidated Statements of Financial Position (Unaudited) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	kr 781,763	kr 797,458
Right-of-use assets	664,696	578,494
Interest in joint venture	13,297	13,027
Warrant contract asset	1,525,580
Other financial assets	10,776	2,573
Deferred tax assets	4,766	855
Total non-current assets	3,000,878	1,392,407
Current assets
Trade receivables	27,680	21,015
Prepaid expenses	34,216	26,844
Accrued income	61,289	29,516
Other receivables	70,165	76,764
Cash	747,601	278,825
Total current assets	940,951	432,964
Total assets	3,941,829	1,825,371
Equity
Share capital	652	529
Share premium	6,321,352	5,337,111
Foreign exchange translation reserve	4,630	23,933
Accumulated deficit	(6,537,629)	(5,419,574)
Total equity	(210,995)	(58,000)
Non-current liabilities
Provisions	5,929	12,332
Loans and borrowings	32,830	12,180
Non-current lease liabilities	651,555	567,082
Non-current trade and other payables	10,276	11,388
Non-current warrant liabilities	1,279,275
Deferred tax liabilities	633	593
Total non-current liabilities	1,980,498	603,575
Current liabilities
Loans and borrowings	16,472	4,060
Convertible debenture		207,716
Other financial liabilities		4,603
Current lease liabilities	81,239	75,471
Current warrant liabilities	1,027,638	128,381
Trade and other payables	411,043	265,701
Liabilities associated with cash advances	389,423	354,842
Other liabilities	38,530	30,086
Deferred revenue	860	1,907
Deferred income - grants	46,374	60,243
Accrued expenses	160,747	146,786
Total current liabilities	2,172,326	1,279,796
Total liabilities	4,152,824	1,883,371
Total equity and liabilities	kr 3,941,829	kr 1,825,371